Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Schedule of income and share data used in the basic and diluted EPS
		(Restated)
	2020	2019	2018
	USD	USD	USD

Profit/(loss) attributable to ordinary equity holders of the parent	17,159,113	(75,284,923)	16,060,652

	2020	2019	2018
	No of shares	No of shares	No of shares

Weighted average number of ordinary shares	88,035,321	80,264,186	80,000,000